Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income (expense) [abstract]
Other income	₺ 140,705	₺ 241,435	₺ 74,438
Other expenses	487,295	381,582	773,329
Reversal of legal provisions		21,054
Other expenses	199,000
Expense of restructuring activities	91,710
Litigation expenses	29,444	87,099	585,585
Rental income	6,522
Other income	₺ 47,169	43,727	33,837
Donations and subsidies expense		₺ 176,321	₺ 113,085